Inventories	12 Months Ended
Dec. 31, 2019
Inventories
Inventories

8. Inventories

Inventories consisted of the following for the years reported:

INVENTORIES BY CATEGORY

	December 31,
	2019	2018
	(€ in thousands)
Raw materials and merchandise	4,109	4,628
Work in progress	8,350	5,436
Total	12,459	10,064

The reserve for slow-moving inventory regarding work in progress was kEUR 1 and kEUR 22 in 2019 and 2018, respectively.